NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB	12 Months Ended
Jun. 30, 2020
NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB
NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB

3.   NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB

3.1.    New standards and interpretations adopted by the Group

The new standards and interpretations that become applicable for the current reporting year and adopted by the Group are:

IFRS  16 - Leases

IFRS 16 was issued in January 2016. It results in almost all leases being recognized on the balance sheet, as the distinction between operating and finance leases is removed. Under this standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognized. The only exceptions are short-term and low-value leases.See Note 15.

IFRIC 23 - Uncertainty over income tax treatments

In October 2017, the IASB issued IFRIC 23. When there is uncertainty about income tax treatments, this interpretation addresses: (i) whether uncertain tax treatments should be considered separately or not; (ii) the assumptions made about the analysis of tax treatments by the tax authorities (it should be considered whether the tax authority is likely to accept an uncertain tax treatment assuming that said tax authority will examine such uncertain tax treatment); (iii) how an entity determines fiscal gain (tax loss), tax bases, unused taxes, unused tax credits and tax rates (probability of occurrence analysis); and (iv) how changes in the relevant facts and circumstances are considered.

This standard does not have a material impact on the Group.

Amendments to IFRS 9 - Pre-payment features with negative compensation

The narrow-scope amendments made to IFRS 9 Financial Instruments in October 2017 enable entities to measure certain pre-payable financial assets with negative compensation at amortized cost. These assets, which include some loan and debt securities, would otherwise have to be measured at fair value through profit or loss. To qualify for amortized cost measurement, the negative compensation must be “reasonable compensation for early termination of the contract” and the asset must be held within a “held to collect” business model.

These amendments do not have a material impact on the Group.

Amendments to IAS 28‑ Long-term interests in associates and joint ventures

The amendments clarify the accounting for long-term interest in an associate or joint venture, which in substance form a part of the net investment in the associate or joint venture, but to which equity accounting is not applied. Entities must account for such interests under IFRS 9 Financial Instruments before applying the loss allocation and impairment requirements under IAS 28 Investments in Associates and Joint Ventures.

These amendments do not have a material impact on the Group.

Annual improvements to IFRS standards 2015‑2017 cycle

The following improvements were finalized in December 2017:

IFRS 3 Business Combinations clarified that obtaining control of a business that is a joint operation is a business combination achieved in stages. IFRS 11 Joint Arrangements clarified that the party obtaining joint control of a business that is a joint operation should not remeasure its previously held interest in the joint operation. IAS 12 Disclosure of Interests in Other Entities clarified that the income tax consequences of dividends on financial instruments classified as equity should be recognized according to where the past transactions or events that generated distributable profits were recognized. IAS 23 Borrowing Costs clarified that, if a specific borrowing remains outstanding after the related qualifying asset is ready for its intended use or sale, it becomes part of general borrowings.

This standard does not have material impact on the Group.

Amendments to IAS 19 ‑ Plan amendment, curtailment or settlement

The amendments to IAS 19 Employee Benefits clarify the accounting for defined benefit plan amendments, curtailments and settlements. They confirm that entities must (i) calculate the current service cost and net interest for the remainder of the reporting period after a plan amendment, curtailment or settlement by using the updated assumptions from the date of the change; (ii) recognize any reduction in a surplus immediately in profit or loss, either as part of past service cost or as a gain or loss on settlement. In other words, a reduction in a surplus must be recognized in profit or loss even if that surplus was not previously recognized because of the impact of the asset ceiling; and (iii) separately recognize any changes in the asset ceiling through other comprehensive income.

These amendments do not have a material impact on the Group.

Amendments to IAS 1 and IAS 8 ‑ Definition of material

The IASB has made amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors which use a consistent definition of materiality throughout International Financial Reporting Standards and the Conceptual Framework for Financial Reporting, clarify when information is material and incorporate some of the guidance in IAS 1 about immaterial information. In particular, the amendments clarify (i) that the reference to obscuring information addresses situations in which the effect is similar to omitting or misstating that information, and that an entity assesses materiality in the context of the financial statements as a whole, and (ii) the meaning of “primary users of general-purpose financial statements” to whom those financial statements are directed, by defining them as “existing and potential investors, lenders and other creditors” that must rely on general purpose financial statements for much of the financial information they need.

These amendments do not have a material impact on the Group.

Amendments to IFRS 3 ‑ Definition of business

The amended definition of a business requires an acquisition to include an input and a substantive process that together significantly contribute to the ability to create outputs. The definition of the term “outputs” is amended to focus on goods and services provided to customers, generating investment income and other income, and it excludes return in the form of lower costs and other economic benefits. The amendments will likely result in more acquisitions being accounted for as asset acquisitions.

These amendments do not have a material impact on the Group.

Amendments to IFRS 10 and IAS 28 – Sale or contribution of assets between an investor and its associate or joint venture.

The IASB has made limited scope amendments to IFRS 10 Consolidated financial statements and IAS 28 Investments in associates and joint ventures. The amendments clarify the accounting treatment for sales or contribution of assets between an investor and its associates or joint ventures. They confirm that the accounting treatment depends on whether the non-monetary assets sold or contributed to an associate or joint venture constitutes a business (as defined in IFRS 3 Business Combinations).

Where the non-monetary assets constitute a business, the investor will recognize the full gain or loss on the sale or contribution of assets. If the assets do not meet the definition of a business, the gain or loss is recognized by the investor only to the extent of the other investor´s is interests in the associate or joint venture. The amendments apply prospectively.

3.2.New standards and interpretations not yet adopted by the Group

IFRS 17 Insurance Contracts

IFRS 17 was issued in May 2017 as replacement for IFRS 4 Insurance Contracts. It requires a current measurement model where estimates are re-measured in each reporting period. Contracts are measured using the building blocks of i) discounted probability-weighted cash flows, ii) an explicit risk adjustment, and (iii) a contractual service margin (CSM) representing the unearned profit of the contract which is recognized as revenue over the coverage period.

The standard allows a choice between recognizing changes in discount rates either in the statement of profit or loss or directly in other comprehensive income. The choice is likely to reflect how insurers account for their financial assets under IFRS 9.

An optional, simplified premium allocation approach is permitted for the liability for the remaining coverage for short duration contracts, which are often written by non-life insurers.

There is a modification of the general measurement model called the 'variable fee approach' for certain contracts written by life insurers where policyholders share in the returns from underlying items. When applying the variable fee approach, the entity's share of the fair value changes of the underlying items is included in the CSM. The results of insurers using this model are therefore likely to be less volatile than under the general model.

The new rules will affect the financial statements and key performance indicators of all entities that issue insurance contracts or investment contracts with discretionary participation features.

The new rule is effective for financial years beginning on or after January 1, 2021 but was extended to January 1, 2023.

These amendments are not expected to have material impact on the Group.

Amendments to IFRS 16 - Covid-19-related Rent Concessions

As a result of the COVID-19 pandemic, rent concessions have been granted to lessees. Such concessions might take a variety of forms, including payment holidays and deferral of lease payments. In May 2020, the IASB made an amendment to IFRS 16 Leases which provides lessees with an option to treat qualifying rent concessions in the same way as they would if they were not lease modifications. In many cases, this will result in accounting for the concessions as variable lease payments in the period in which they are granted.

Entities applying the practical expedients must disclose this fact, whether the expedient has been applied to all qualifying rent concessions or, if not, information about the nature of the contracts to which it has been applied, as well as the amount recognized in profit or loss arising from the rent concessions.

The amendments are effective for financial years beginning on or after January 1, 2020.

These amendments are not expected to have material impact on the Group.

Amendments to IAS 16 - Property, Plant and Equipment: Proceeds before intended use

The amendment to IAS 16 Property, Plant and Equipment (PP&E) prohibits an entity from deducting from the cost of an item of PP&E any proceeds received from selling items produced while the entity is preparing the asset for its intended use. It also clarifies that an entity is 'testing whether the asset is functioning properly' when it assesses the technical and physical performance of the asset. The financial performance of the asset is not relevant to this assessment.

Entities must disclose separately the amounts of proceeds and costs relating to items produced that are not an output of the entity's ordinary activities.

The amendments are effective for annual periods beginning on or after 1 January 2022.

These amendments are not expected to have material impact on the Group.

Amendments to IFRS 3 - Reference to the Conceptual Framework

Minor amendments were made to IFRS 3 Business Combinations to update the references to the Conceptual Framework for Financial Reporting and add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets and Interpretation 21 Levies. The amendments also confirm that contingent assets should not be recognized at the acquisition date.

The amendments are effective for financial years beginning on or after January 1, 2022.

These amendments are not expected to have material impact on the Group.

Amendments to IAS 37 - Onerous Contracts - Cost of Fulfilling a Contract

The amendment to IAS 37 clarifies that the direct costs of fulfilling a contract include both the incremental costs of fulfilling the contract and an allocation of other costs directly related to fulfilling contracts. Before recognizing a separate provision for an onerous contract, the entity recognizes any impairment loss that has occurred on assets used in fulfilling the contract.

The amendments are effective for financial years beginning on or after January 1, 2022.

These amendments are not expected to have material impact on the Group.

Amendments to IAS 1 - Classification of liabilities as current or non-current

The amendments aim to promote consistency in applying the requirements by helping companies determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current (due or potentially due to be settled within one year) or non-current. The amendments include clarifying the classification requirements for debt a company might settle by converting it into equity.

The amendments include (a) specifying that an entity's right to defer settlement must exist at the end of the reporting period; (b) clarifying that classification is unaffected by management's intentions or expectations about whether the entity will exercise its right to defer settlement; (c) clarifying how lending conditions affect classification; and (d) clarifying requirements for classifying liabilities an entity will or may settle by issuing its own equity instruments.

The amendments clarify, not change, existing requirements, and so are not expected to affect the Group significantly. However, they could result in reclassifying some liabilities from current to non-current, and vice versa.

The amendments are effective for financial years beginning on or after January 1, 2022.

These amendments are not expected to have material impact on the Group.

Annual Improvements to IFRS Standards 2018 - 2020

The following improvements were finalized in May 2020:

•	IFRS 9 Financial Instruments - clarifies which fees should be included in the 10% test for derecognition of financial liabilities.
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IFRS 16 Leases - amendment of illustrative example 13 to remove the illustration of payments from the lessor relating to leasehold improvements, to remove any confusion about the treatment of lease incentives.

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IFRS 1 First-time Adoption of International Financial Reporting Standards - allows entities that have measured their assets and liabilities at carrying amounts recorded in their parent's books to also measure any cumulative translation differences using the amounts reported by the parent. This amendment will also apply to associates and joint ventures that have taken the same IFRS 1 exemption.

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IAS 41 Agriculture - removal of the requirement for entities to exclude cash flows for taxation when measuring fair value under IAS 41. This amendment is intended to align with the requirement in the standard to discount cash flows on a post-tax basis.

The new standard is effective for financial years beginning on or after January 1, 2022.

These amendments are not expected to have material impact on the Group.

Amendments to IFRS 10 and IAS 28 - Sale or contribution of assets between an investor and its associate or joint venture

The IASB has made limited scope amendments to IFRS 10 Consolidated financial statements and IAS 28 Investments in associates and joint ventures.

The amendments clarify the accounting treatment for sales or contribution of assets between an investor and its associates or joint ventures. They confirm that the accounting treatment depends on whether the non-monetary assets sold or contributed to an associate or joint venture constitutes a 'business' (as defined in IFRS 3 Business Combinations).

Where the non-monetary assets constitute a business, the investor will recognize the full gain or loss on the sale or contribution of assets. If the assets do not meet the definition of a business, the gain or loss is recognized by the investor only to the extent of the other investor’s interests in the associate or joint venture. The amendments apply prospectively.

The effective date of these amendments is not determined.

These amendments are not expected to have material impact on the Group.